Accounts Payable, Accrued Expenses and Other Current Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable included negative cash balances	$ 9.8	$ 28.1	$ 12.4